Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 7.8%
253,380		Activision Blizzard, Inc.	$21,686,794	1.2
2,521,124		AT&T, Inc.	48,531,637	2.6
884,255	(1)	Paramount Global - Class B	19,727,729	1.0
946,944	(2)	Pinterest, Inc.	25,823,163	1.4
291,808	(2)	Walt Disney Co.	29,218,735	1.6
			144,988,058	7.8

		Consumer Discretionary: 8.0%
752,848	(2)	Amazon.com, Inc.	77,761,670	4.2
194,227	(2)	Aptiv PLC	21,790,327	1.2
263,638	(2)	Expedia Group, Inc.	25,580,795	1.4
189,685		Ralph Lauren Corp.	22,130,549	1.2
			147,263,341	8.0

		Consumer Staples: 5.5%
622,258		Kraft Heinz Co.	24,062,717	1.3
532,110		Mondelez International, Inc.	37,098,709	2.0
419,523		Philip Morris International, Inc.	40,798,612	2.2
			101,960,038	5.5

		Energy: 5.0%
759,595		BP PLC ADR	28,819,034	1.5
253,577		ConocoPhillips	25,157,374	1.4
120,761		Diamondback Energy, Inc.	16,323,265	0.9
160,427		Valero Energy Corp.	22,395,609	1.2
			92,695,282	5.0

		Financials: 11.2%
316,725		Apollo Global Management, Inc.	20,004,351	1.1
182,021		Arthur J. Gallagher & Co.	34,822,437	1.9
448,871		Bank of New York Mellon Corp.	20,396,698	1.1
59,434		Everest Re Group Ltd.	21,278,561	1.2
75,374		Goldman Sachs Group, Inc.	24,655,589	1.3
208,252		Intercontinental Exchange, Inc.	21,718,601	1.2
329,732		JPMorgan Chase & Co.	42,967,377	2.3
597,556		Truist Financial Corp.	20,376,660	1.1
			206,220,274	11.2

		Health Care: 15.1%
210,989		Abbott Laboratories	21,364,746	1.2
346,092	(1)	Alcon, Inc.	24,413,330	1.3
471,725	(2)	Boston Scientific Corp.	23,600,402	1.3
432,360		Bristol-Myers Squibb Co.	29,966,871	1.6
97,328		Cigna Corp.	24,870,224	1.3
66,626		Eli Lilly & Co.	22,880,701	1.2
66,529		McKesson Corp.	23,687,650	1.3
178,345		Quest Diagnostics, Inc.	25,232,251	1.4
51,923		Stryker Corp.	14,822,459	0.8
70,850		Thermo Fisher Scientific, Inc.	40,835,814	2.2
85,058	(2)	Vertex Pharmaceuticals, Inc.	26,799,224	1.5
			278,473,672	15.1

		Industrials: 5.6%
340,480		Emerson Electric Co.	29,669,427	1.6
789,317		Howmet Aerospace, Inc.	33,443,361	1.8
60,243		Parker Hannifin Corp.	20,248,275	1.1
50,977		United Rentals, Inc.	20,174,658	1.1
			103,535,721	5.6

		Information Technology: 31.6%
926,631		Apple, Inc.	152,801,452	8.3
369,342		Dolby Laboratories, Inc.	31,549,194	1.7
367,550		Micron Technology, Inc.	22,177,967	1.2
509,713		Microsoft Corp.	146,950,258	7.9
115,452		Motorola Solutions, Inc.	33,034,281	1.8
227,027		Nvidia Corp.	63,061,290	3.4
147,988	(2)	Palo Alto Networks, Inc.	29,559,123	1.6
268,335		Qualcomm, Inc.	34,234,179	1.8
74,840		Roper Technologies, Inc.	32,981,239	1.8
47,444	(2)	ServiceNow, Inc.	22,048,176	1.2
249,194	(2)	Twilio, Inc.	16,603,796	0.9
			585,000,955	31.6

		Materials: 3.0%
73,666		Air Products & Chemicals, Inc.	21,157,612	1.2
232,478		Alcoa Corp.	9,894,263	0.5
135,863		CF Industries Holdings, Inc.	9,848,709	0.5
171,602		Eastman Chemical Co.	14,472,913	0.8
			55,373,497	3.0

		Real Estate: 3.0%
200,262		ProLogis, Inc.	24,986,690	1.4
133,763		Ryman Hospitality Properties	12,002,554	0.6
260,703		Welltower, Inc.	18,689,798	1.0
			55,679,042	3.0

		Utilities: 3.1%
385,077		NextEra Energy, Inc.	29,681,735	1.6
444,768		Public Service Enterprise Group, Inc.	27,775,762	1.5
			57,457,497	3.1

	Total Common Stock
	(Cost $1,582,125,205)		1,828,647,377	98.9

OTHER(3): –%
		Utilities: –%
10,000,000	(4),(5)	Southern Energy (Escrow)	0	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $1,582,125,205)		1,828,647,377	98.9

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 0.7%
2,881,882	(6) Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $2,883,024, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $2,939,520, due 11/01/49-02/01/51)	$2,881,882	0.2
2,055,283	(6) Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/23, 4.83%, due 04/03/23 (Repurchase Amount $2,056,099, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,096,389, due 04/25/23-02/20/73)	2,055,283	0.1
1,355,569	(6) Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $1,356,105, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $1,382,680, due 12/26/24-03/20/53)	1,355,569	0.1
2,881,882	(6) Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $2,883,045, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $2,939,538, due 04/14/23-03/21/28)	2,881,882	0.2
2,881,882	(6) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $2,883,024, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $2,939,520, due 04/06/23-02/20/53)	2,881,882	0.1

	Total Repurchase Agreements
	(Cost $12,056,498)	12,056,498	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
11,997,000	(7) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $11,997,000)	11,997,000	0.6

	Total Short-Term Investments
	(Cost $24,053,498)	24,053,498	1.3

	Total Investments in Securities (Cost $1,606,178,703)	$1,852,700,875	100.2
	Liabilities in Excess of Other Assets	(3,478,102)	(0.2)
	Net Assets	$1,849,222,773	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2023, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2023.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$1,828,647,377	$–	$–	$1,828,647,377
Other	–	–	-	-
Short-Term Investments	11,997,000	12,056,498	–	24,053,498
Total Investments, at fair value	$1,840,644,377	$12,056,498	$-	$1,852,700,875

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$–	$–
		$–	$–

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,614,975,059.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$356,833,336
Gross Unrealized Depreciation	(119,107,520)
Net Unrealized Appreciation	$237,725,816